LONG – LIVED ASSETS (Tables)	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	September 30, 2021	December 31, 2020
Machinery, tooling and equipment	$454,303	$215,995
Vehicles	134,144	73,202
Demonstration vehicles	113,985	–
Fixtures & furniture	72,346	–
Leasehold improvements	17,124	–
Computers	78,879	18,112
	870,780	307,309
Less: Accumulated depreciation	(109,738)	(2,038)
Total property, plant and equipment	$761,042	$305,271